COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of capital commitment	The future payments schedule is presented as follows:

	As of December 31 2019,
		Less Than	1–2	2-5	More Than
	Total	1 Year	Years	Years	5 Years
Capital commitment:	24,959	12,469	11,764	363	363

Future Minimum Lease Payments under Non-Cancelable Operating Leases	future minimum annual lease payments for the year subsequent to December 31, 2018 and in aggregate were as follows:

US$

2019	4,368
2020	2,198
2021	181
2022	18
2023 and thereafter	37

6,802